Taxes - Deferred tax assets and liabilities not recognized in subsidiaries (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 COP ($)
Ruta del Bosque (Chile)
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	$ 220